Interim Condensed Consolidated Statements Of Comprehensive Income ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 48,579	$ 6,875	¥ 50,449
Operating costs and expenses:
Cost of revenues	27,821	3,938	30,955
Selling, general and administrative	8,269	1,170	11,297
Research and development	9,282	1,313	8,900
Total operating costs and expenses	45,372	6,421	51,152
Operating (loss) profit	3,207	454	(703)
Other income (loss):
Interest income	2,753	390	2,277
Interest expense	(1,571)	(222)	(1,498)
Foreign exchange loss, net	(43)	(6)	(97)
Loss from equity method investments	(1,551)	(220)	(431)
Others, net	(265)	(37)	1,887
Total other income (loss), net	(677)	(95)	2,138
Income before income taxes	2,530	359	1,435
Income taxes	1,420	201	710
Net income (loss)	1,110	158	725
Less: net loss attributable to noncontrolling interests	(2,510)	(355)	(1,360)
Net income attributable to Baidu, Inc.	3,620	513	2,085
Other comprehensive income (loss):
Foreign currency translation adjustments	(11)	(2)	(192)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(162)	(23)	201
Other comprehensive income (loss), net of tax	(173)	(25)	9
Comprehensive income	937	133	734
Less: comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2,426)	(343)	(1,377)
Comprehensive income attributable to Baidu, Inc.	¥ 3,363	$ 476	¥ 2,111
Common Class A and Class B
Earnings per shares:
Basic | (per share)	¥ 103.66	$ 14.67	¥ 58.60
Diluted | (per share)	¥ 103.20	$ 14.61	¥ 57.22
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,477,710	34,477,710	34,981,800
Diluted	34,631,780	34,631,780	35,055,695
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	¥ 103.66	$ 14.67	¥ 58.60
Diluted | (per share)	¥ 103.20	$ 14.61	¥ 57.22
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,282,775	27,282,775	27,780,546
Diluted	34,631,780	34,631,780	35,055,695
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	¥ 10.37	$ 1.47	¥ 5.86
Diluted | (per share)	¥ 10.32	$ 1.46	¥ 5.72
Online Marketing Services
Revenues:
Total revenues	¥ 31,931	$ 4,520	¥ 36,894
Others
Revenues:
Total revenues	¥ 16,648	$ 2,355	¥ 13,555